Average Annual Total Returns - AST BLACKROCK LOW DURATION BOND PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	2.56%	2.25%	1.62%	3.33%	2.21%	1.60%